Cover	Mar. 13, 2024
Cover [Abstract]
Entity Registrant Name	BLUE CHIP TECHNOLOGIES CORP.
Entity Central Index Key	0001477960
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 13, 2024
Entity Ex Transition Period	false
Entity File Number	000-52543
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-3670551
Entity Address Address Line 1	30 North Gould Street
Entity Address Address Line 2	Suite R
Entity Address City Or Town	Sheridan
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82801
City Area Code	202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	780-4025